Note 11 - Finance Expenses and Income (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
	2019	2018 (restated)	2017 (restated)
Interest expense	(1,514.3)	(1,488.1)	(1,791.5)
Capitalized borrowings	–	0.4	2.3
Net Interest on pension plans	(105.3)	(103.0)	(77.6)
Losses on hedging instruments and exclusive investment funds	(1,286.0)	(1,181.2)	(543.0)
Interest on provision for disputes and litigations	(163.9)	(132.7)	(225.9)
Exchange variation	(637.2)	(756.9)	(339.5)
Interest and foreign exchange rate on loans	(41.5)	(8.0)	(16.8)
Financial instruments at fair value through profit or loss	(310.4)	(107.1)	–
Tax on financial transactions	(202.1)	(337.6)	(179.7)
Bank guarantee expenses	(136.2)	(126.3)	(89.5)
Other financial results	(172.1)	(264.6)	(176.5)
	(4,569.0)	(4,505.1)	(3,437.7)

Exceptional finance expense	(179.4)	(179.1)	(976.8)
	(4,748.4)	(4,684.2)	(4,414.5)

Disclosure of interest expense [text block]
	2019	2018 (restated)	2017 (restated)
Financial instruments measured at amortized cost	(520.9)	(597.6)	(477.6)
Financial instruments at fair value through profit or loss	(993.4)	(890.5)	(1,296.1)
Fair value hedge - hedged items	–	–	(19.7)
Fair value hedge - hedging instruments	–	–	1.9
	(1,514.3)	(1,488.1)	(1,791.5)

Disclosure of finance income [text block]
	2019	2018	2017
Interest income	1,068.0	454.0	458.8
Financial instruments at fair value through profit or loss	37.2	–	227.6
Other financial results	26.3	17.4	14.3
	1,131.5	471.4	700.7

Exceptional finance income	161.2	–	–
Effect of application of IAS 29 (hyperinflation)	346.2	182.5	–
	1,638.9	653.9	700.7
	2019	2018	2017
Cash and cash equivalents	454.8	270.7	233.4
Investment securities held for trading	0.1	12.9	26.9
Other receivables	613.1	170.4	198.5
	1,068.0	454.0	458.8